Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Trade and other receivables [abstract]
Trade receivables and unbilled revenue	$ 149,345	$ 141,806
Less: Allowances for ECL	(1,590)	(1,182)
Total	$ 147,755	$ 140,624